Income Taxes - Schedule of Tax Provisions Attributable to Loss Before Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Taxes - Schedule of Tax Provisions Attributable to Loss Before Income Taxes [Line Items]
Total tax expense, amount		$ 3,590	$ 7,892			$ 8,492	$ 3,650
Los Altos Ventures Corp. [Member]
Income Taxes - Schedule of Tax Provisions Attributable to Loss Before Income Taxes [Line Items]
US federal statutory tax rate, amount	$ (8,400)			$ (7,000)	$ (7,000)
US federal statutory tax rate, percentage	21.00%			21.00%	21.00%
Valuation allowance, amount	$ 8,400				$ 7,000
Changes in valuation allowance, percentage	(21.00%)			(21.00%)	(21.00%)
Total tax expense, amount
Total tax expense, percentage